RESTRICTED CASH	12 Months Ended
Dec. 31, 2013
RESTRICTED CASH
RESTRICTED CASH

4. RESTRICTED CASH

        The balance of restricted cash of $6,112 and $1,067 as of December 31, 2012 and 2013, respectively, consisted of the following:

1
$808 and $94 as of December 31, 2012 and 2013, respectively, were deposit of forward foreign currency exchange transactions are considered restricted;

2
$648 and $657 as of December 31, 2012 and 2013, respectively, were deposit of Letter of Guarantee for a project;

3
$210 and $203 as of December 31, 2012 and 2013, respectively, were used to secure bank letter of guarantee for facility rentals in Singapore and Spain;

4
$2,812 and $83 as of December 31, 2012 and 2013, respectively, were deposits of bank bills;

5
$1,605 and nil as of December 31, 2012 and 2013, respectively, were pledged deposit for short-term bank loan. This pledged deposit was subsequently released in January 2013; and

6
$29 and $30 as of December 31, 2012 and 2013, respectively, were deposits to secure commercial card issued by bank.